Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31
	2011	2010
Employee benefits	$10,233	$11,469
Royalties	6,887	5,755
Taxes other than income	6,076	4,785
Commissions	5,230	6,892
Professional and legal fees	7,355	7,992
Contingent consideration	481	356
Cost improvement restructuring liability (see Note 17)	1,948	—
Product liability	6,377	1,766
Other	11,244	15,394
	$55,831	$54,409